Investment and Mortgage-Backed Securities, Held to Maturity (Schedule of investment and mortgage-backed securities held to maturity) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	May 29, 2015 USD ($) investment
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 20,628,206
Held to maturity, gross unrealized gains	120,843
Held to maturity, gross unrealized losses	146,879
Held to Maturity, Number of securities transferred from AFS | investment			22
Held To Maturity, Amortized Cost	27,080,970	$ 25,583,956
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	27,054,934	$ 25,371,052	$ 32,800,000
Held to maturity, unrealized gain	602,000
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	118,959
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,284,971
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	27,920
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	21,913,177
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	146,879
Held-to-maturity Securities Pledged as Collateral	22,300,000
US Government Agencies Debt Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities	15,900,000
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	17,645,676
Held to maturity, gross unrealized gains	120,843
Held to maturity, gross unrealized losses	131,307
Fair Value of Investment And Mortgage-Backed Securities Held To Maturity	24,072,404
Held-to-maturity Securities	24,082,868
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	103,387
Held-to-maturity Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	1,284,971
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	27,920
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value	18,930,647
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ 131,307